Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Statement of Other Comprehensive Income [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (AOCI) by component for the years ended December 31, 2020 and 2019 were as follows (in thousands):

	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2019	$389	$(313)	$76
Foreign currency translation gain/(loss)	9,742	—	9,742
Actuarial gain/(loss), net of tax	—	(385)	(385)
Balance as of December 31, 2019	$10,131	$(698)	$9,433
Foreign currency translation gain/(loss)	13,676	—	13,676
Actuarial gain/(loss), net of tax	—	(294)	(294)
Balance at December 31, 2020	$23,807	$(992)	$22,815